ACCRUED CONSULTING FEES (Details - Consulting fees payable) - USD ($)	May 31, 2024	May 31, 2023	May 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued Professional Fees, Current	$ 1,385,917	$ 1,145,917	$ 926,217
Consulting Agreement dated March 1, 2017 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued Professional Fees, Current	728,817	488,817
Wife of CEO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued Professional Fees, Current	305,200	305,200
Mother of CEO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued Professional Fees, Current	131,350	131,350
Service Provider [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued Professional Fees, Current	144,700	144,700
Service Provider1 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued Professional Fees, Current	48,000	48,000
Two Other Service Providers [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued Professional Fees, Current	$ 27,850	$ 27,850